LVIP Baron Growth Opportunities Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–95.26%
Biotechnology–0.44%
†Denali Therapeutics	132,500	$ 3,076,650
		3,076,650
Building Products–2.20%
†Trex	248,200	15,269,264
		15,269,264
Capital Markets–9.97%
Cohen & Steers	191,000	8,073,570
FactSet Research Systems	50,900	12,636,943
Houlihan Lokey	148,500	6,808,725
Moelis & Co. Class A	151,000	6,283,110
Morningstar	84,000	10,583,160
MSCI	125,000	24,855,000
		69,240,508
Commercial Services & Supplies–0.53%
†BrightView Holdings	253,205	3,646,152
		3,646,152
Diversified Consumer Services–3.13%
†Bright Horizons Family Solutions	165,000	20,973,150
Onespaworld Holding	30,688	419,198
=πOnespaworld Holding	26,812	366,252
		21,758,600
Diversified Telecommunication Services–1.98%
†Iridium Communications	519,673	13,740,154
		13,740,154
Electrical Equipment–1.15%
†Bloom Energy Class A	615,903	7,957,467
		7,957,467
Electronic Equipment, Instruments & Components–0.76%
Littelfuse	29,000	5,291,920
		5,291,920
Entertainment–1.10%
Manchester United Class A	396,063	7,612,331
		7,612,331
Equity Real Estate Investment Trusts–6.57%
Alexander's	9,425	3,545,402
Alexandria Real Estate Equities	57,000	8,125,920
American Assets Trust	63,027	2,890,418
Douglas Emmett	330,000	13,338,600
Gaming and Leisure Properties	460,000	17,742,200
		45,642,540
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–1.38%
†Performance Food Group	241,500	$ 9,573,060
		9,573,060
Health Care Equipment & Supplies–6.00%
†IDEXX Laboratories	124,800	27,905,280
†Neogen	110,000	6,312,900
West Pharmaceutical Services	67,500	7,438,500
		41,656,680
Hotels, Restaurants & Leisure–17.02%
Boyd Gaming	172,500	4,719,600
Choice Hotels International	310,000	24,099,400
†Hilton Grand Vacations	19,000	586,150
Marriott Vacations Worldwide	197,500	18,466,250
†Penn National Gaming	550,646	11,067,985
Red Rock Resorts Class A	367,079	9,488,992
Vail Resorts	228,800	49,718,240
		118,146,617
Household Products–0.96%
Church & Dwight	93,000	6,624,390
		6,624,390
Insurance–7.93%
†Arch Capital Group	690,000	22,300,800
Kinsale Capital Group	142,000	9,736,940
Primerica	188,512	23,026,741
		55,064,481
IT Services–5.51%
†Gartner	173,600	26,331,648
MAXIMUS	43,679	3,100,335
†Wix.com	73,215	8,846,569
		38,278,552
Life Sciences Tools & Services–3.86%
Bio-Techne	83,000	16,479,650
†Mettler-Toledo International	14,300	10,338,900
		26,818,550
Machinery–0.07%
Albany International Class A	7,173	513,515
		513,515
Multiline Retail–0.47%
†Ollie's Bargain Outlet Holdings	38,500	3,285,205
		3,285,205
LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–1.30%
Dechra Pharmaceuticals	256,600	$ 9,028,714
		9,028,714
Professional Services–5.82%
†CoStar Group	86,689	40,433,482
		40,433,482
Software–14.12%
†2U	99,500	7,049,575
†Altair Engineering Class A	72,000	2,650,320
†ANSYS	126,000	23,021,460
†Benefitfocus	235,365	11,655,275
†Cision	702,447	9,672,695
†Guidewire Software	131,000	12,727,960
Pegasystems	110,000	7,150,000
SS&C Technologies Holdings	379,000	24,138,510
		98,065,795
Specialty Retail–0.30%
Dick's Sporting Goods	56,500	2,079,765
		2,079,765
Textiles, Apparel & Luxury Goods–0.78%
†Under Armour Class A	230,000	4,862,200
†Under Armour Class C	28,000	528,360
		5,390,560
Thrifts & Mortgage Finance–1.04%
†Essent Group	80,000	3,476,000
†LendingTree	10,725	3,770,481
		7,246,481
Trading Companies & Distributors–0.87%
Air Lease	175,000	6,011,250
		6,011,250
Total Common Stock (Cost $238,873,415)		661,452,683
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK–0.39%
Iridium Communications Series B 6.75% exercise price $7.47	2,926	$ 2,681,767
Total Convertible Preferred Stock (Cost $731,500)		2,681,767
MASTER LIMITED PARTNERSHIP–1.42%
Carlyle Group	270,000	4,935,600
Oaktree Capital Group	100,000	4,965,000
Total Master Limited Partnership (Cost $8,021,846)		9,900,600
WARRANT–0.01%
=πOnespaworld Holding exp 3/19/24 exercise price USD 11.50	9,999	43,396
Total Warrant (Cost $0)		43,396

MONEY MARKET FUND–2.90%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	20,099,900	20,099,900
Total Money Market Fund (Cost $20,099,900)		20,099,900

TOTAL INVESTMENTS–99.98% (Cost $267,726,661)	694,178,346
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	160,251
NET ASSETS APPLICABLE TO 12,751,896 SHARES OUTSTANDING–100.00%	$694,338,597

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2019, the aggregate value of restricted securities was $409,648, which represented 0.06% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Onespaworld Holding	3/20/2019	$268,120	$366,252
Onespaworld Holding	3/19/2019	—	43,396
Total		$268,120	$409,648

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Biotechnology	$3,076,650	$—	$—	$3,076,650
Building Products	15,269,264	—	—	15,269,264
Capital Markets	69,240,508	—	—	69,240,508
Commercial Services & Supplies	3,646,152	—	—	3,646,152
Diversified Consumer Services	21,392,348	—	366,252	21,758,600
Diversified Telecommunication Services	13,740,154	—	—	13,740,154
Electrical Equipment	7,957,467	—	—	7,957,467
Electronic Equipment, Instruments & Components	5,291,920	—	—	5,291,920
Entertainment	7,612,331	—	—	7,612,331
Equity Real Estate Investment Trusts	45,642,540	—	—	45,642,540
Food & Staples Retailing	9,573,060	—	—	9,573,060
Health Care Equipment & Supplies	41,656,680	—	—	41,656,680
Hotels, Restaurants & Leisure	118,146,617	—	—	118,146,617
Household Products	6,624,390	—	—	6,624,390
Insurance	55,064,481	—	—	55,064,481
IT Services	38,278,552	—	—	38,278,552
Life Sciences Tools & Services	26,818,550	—	—	26,818,550
Machinery	513,515	—	—	513,515
Multiline Retail	3,285,205	—	—	3,285,205
Pharmaceuticals	—	9,028,714	—	9,028,714
Professional Services	40,433,482	—	—	40,433,482
Software	98,065,795	—	—	98,065,795
Specialty Retail	2,079,765	—	—	2,079,765
Textiles, Apparel & Luxury Goods	5,390,560	—	—	5,390,560
Thrifts & Mortgage Finance	7,246,481	—	—	7,246,481
Trading Companies & Distributors	6,011,250	—	—	6,011,250
Convertible Preferred Stock	2,681,767	—	—	2,681,767
Master Limited Partnership	9,900,600	—	—	9,900,600
Warrant	—	—	43,396	43,396
Money Market Fund	20,099,900	—	—	20,099,900
Total Investments	$684,739,984	$9,028,714	$409,648	$694,178,346
During the period ended March 31, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Baron Growth Opportunities Fund–5